Acquisitions	12 Months Ended
Jun. 30, 2011
Acquisitions [Abstract]
Acquisitions
10.	Acquisitions

10.1	Acquisition of LNS

On July 2, 2009, the Group acquired a 100% equity interest in LNS, a Changsha-based private education service provider specialises in providing English language training for kids. The purpose of this acquisition was to develop the Group into a more comprehensive supplemental education services provider for children aged 3-19 in the Peoples' Republic of China.

The purchase consideration of the acquisition includes cash consideration of RMB 53,000,000 (US$7,815,380) and 2,647,743 ordinary non-registered shares of the Company subject to a transfer restriction term ("Restricted Shares") that each one third of the these shares cannot be transferred until the second, third and fourth anniversary of July 2, 2009. The cash consideration is agreed to be payable by installments through to January 2011. The fair value of these Restricted Shares approximates to RMB37,385,000 (US$5,512,792) as determined on the basis of latest 20-day weighted average closing price of the Company's shares by applying a put-option-discount model to derive the discount rate applicable to the value of the Restricted Shares on July 2, 2009.

The Group incurred approximately RMB2,309,000 (US$340,485) costs in relation to this acquisition and was recognized in the consolidated statement of operations for the year ended July 30, 2010.

The following table summarizes the fair values of the assets and liabilities assumed by the Group on the date of acquisition of the business:

	Carrying value at acquisition date	Fair value adjustment	Fair value at acquisition date
	RMB'000	RMB'000	RMB'000
Cash and cash equivalent	6,359		6,359
Account receivables	54		54
Inventories	5,875	259	6,134
Other current assets	2,686	(1,784)	902
Short term borrowings	(7,000)		(7,000)
Account payables	(2,140)		(2,140)
Advance from customers	(3,664)		(3,664)
Income tax payables	(394)		(394)
Other current liabilities	(3,444)		(3,444)
Fixed assets	15,163	629	15,792
Intangible assets	4,705	19,295	24,000
Deferred tax asset	—	926	926
Deferred tax liabilities	—	(3,737)	(3,737)

			33,788
Goodwill			56,597

Consideration			90,385

Satisfied by:

Cash consideration
- deposit paid in 2009			21,582
- paid in 2010			10,844
- other payables in 2010			20,574
Share consideration			37,385

Consideration			90,385

Net cash outflow arising on acquisition
Cash consideration paid			10,844
Cash and cash equivalents acquired			(6,359)

Consideration			4,485

The intangible assets comprise of copyrights, mini lamb video, franchises agreement, non-competition agreement, which all Amortized over a period of 10 to 15 years, and LNS trademark with indefinite useful lives not subject to Amortization.

The accompanying consolidated financial statements include the accounts of the acquired business as of June 30, 2010 and the operating results since the date of the acquisition, approximately RMB 39,898,000 (US$5,883,359) of revenue and RMB8,730,000 (US$1,287,326) of net income of LNS have been included in the consolidated income statements for the year ended June 30, 2010.

10.2	Acquisition of Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education")

On March 12, 2010, NETS entered into an investment agreement with Wentai Education and shareholders of Wentai Education for the share transfer and capital injection in Wentai Education (the "Acquisition") with the purpose to grow into education services business. The Wentai Education is a Guangdong-based private education service provider which is specialized in providing full time English-featured education of schools and kindergartens. Pursuant to the agreement, the former shareholders will firstly transfer 40% of the shareholdings in Wentai Education to a designated company named Shenzhen Jinyinhe Investment Co., Ltd ("Shenzhen Jinyinhe") and Shenzhen Jinyinhe will then transfer the 40% NETS immediately. The consideration paid for this share transfer is RMB36,000,000, with RMB25,000,000 payable before July 12, 2010, RMB1,000,000 payable before September 1, 2010 and remaining RMB10,000,000 payable upon request after the first two payments. After the share transfer, the acquirer NETS will inject the capital into the Wentai Education. NETS is obliged to pay RMB90,000,000 as capital injection in the Wentai Education, with RMB 30,000,000 allocating into issued share capital and RMB 60,000,000 into capital reserve of Wentai Education. Pursuant the agreement, the payment of RMB 90,000,000 in total should be completed before July 1, 2010 and the shareholding of NETS in Wentai Education will be further increased from 40% to 70% upon the successful payment. Therefore, control is presumed to be existed and two kindergartens will be brought into the Group at acquisition date.

The Group incurred approximately RMB920,000 (US$135,663) costs in relation to this acquisition and was recognized in the consolidated statement of operations for the year ended June 30, 2010.

On March 12, 2010, Xu Dong, who acts as the director of NETS, entered into a loan agreement with Wentai Education. Pursuant to this loan agreement, Wentai Education will lend RMB21,000,000 to Xu Dong and RMB9,000,000 to one of the shareholders of Wentai Education named Du Qi Cai to set up a new entity named Shenzhen Wentai Investment Co., Ltd. ("Wentai Investment") for the purpose to acquire 67% shareholdings of Guangzhou Zhongda Foundation Education Investment Management Co., Ltd. ("Zhongda Foundation"), a company principally engages in elementary education. Both loan amounts are interest-free with a repayment period of 20 years. Meanwhile, Xu Dong and Du Qi Cai have to pledge their investment in Wentai Investment to Wentai Education with reference to the term and clause of the loan agreement in return. Such arrangement is to comply with PRC laws and regulations that restrict foreign ownership of companies operating elementary education business in the PRC. Upon acquisition of the 67% shareholdings, Xu Dong will transfer all the risks and rewards associated with the Wentai Investment to NETS. Based on these contractual agreements, Wentai Investment should be considered as a VIE as the equity investors do not have the characteristics of a controlling financial interest and NETS is the primary beneficiary of Wentai Investment. Accordingly, the Group shall consolidate the financial results and financial position of Wentai Investment under FASB ASC 810 once the control is obtained.

The initial deposits of RMB4,200,000 was paid at June 30, 2010 as disclosed in the consolidated balance sheets and the purchase consideration of RMB25,000,000 and RMB90,000,000 were made on July 29, 2010, also the acquisition date.

The transaction has been approved by both companies' board of directors and completed during the year ended June 30, 2011.

The following table summarizes the fair values of the assets and liabilities assumed by the Group on the date of acquisition of the business:

	Carrying value at acquisition date	Fair value adjustment	Fair value at acquisition date
	RMB'000	RMB'000	RMB'000
Cash and cash equivalents	110,619		110,619
Other receivables	6,003		6,003
Other current assets	4,276		4,276
Property, plant and equipment, net	25,688	3,277	28,965
Intangible assets, net	13,200	3,970	17,170
Deferred revenue - current	(12,802)		(12,802)
Other current liabilities	(12,121)		(12,121)
Long-term bank borrowings	(1,500)		(1,500)
Deferred tax liabilities	—	(1,812)	(1,812)

			138,798
Non-controlling interest			(41,639)
Goodwill			28,841

Consideration			126,000

Satisfied by:
Cash consideration
- deposit paid in 2010			4,200
- paid in 2011			120,800
- other payables in 2011			1,000

			126,000

Net cash outflow arising on acquisition
Cash consideration paid			120,800
Cash and cash equivalents acquired			(110,619)

			10,181

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by Shanghai FairPro Consulting Co., Ltd., independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB6,003,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The fair value of the noncontrolling interest was estimated by applying the income approach and the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include of a discount rate of 14.1%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest.

The following pro forma information of Wentai Education summarized the effect of the acquisition, as if the acquisition had occurred as of July 1, 2009 and July 1, 2010. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

	Revenues	Net income (loss)
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Wentai Education in the
Group's consolidated statement of operations for the year ended June 30, 2011	49,893,223	7,857,010
Supplemental pro forma for year ended June 30, 2010	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011	91,483,890	(29,170,237)

In addition, on January 27, 2011, and February 25, 2011, Wentai Education signed an investment agreement, an amendment to investment agreement, and an asset transfer Agreement with four individual independent counterparties (together "Original Shareholders"), to acquire 100% interest in four kindergartens owned by the Original Shareholders in Changsha, PRC at a consideration of RMB25,800,000.

The four kindergartens include Changsha Kaifu District Di-Ai Baby Science and Art Due Language Kindergarten, Changsha Yuelu District Di-Ai Baby Science and Art Due Language Kindergarten, Changsha Wangcheng County Di-Ai Baby Science and Art Due Language Kindergarten and Changsha County Noah Forest Di-Ai Baby Science and Art Due Language Kindergarten (collectively referred to as "Changsha Kindergartens").

10.2	Acquisition of Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education") - continued

The following tables the fair values of the assets and liabilities on the acquisition date of the business:

	Carrying value at acquisition date	Fair value adjustment	Provisional fair value at acquisition date
	RMB'000	RMB'000	RMB'000
Other receivables	8,485	—	8,485
Other current assets	237	—	237
Property, plant and equipment, net	6,074	1,253	7,327
Other payables	(3,195)	—	(3,195)
Other current liabilities	(4,361)	—	(4,361)
Deferred tax liabilities	—	(280)	(280)

			8,213
Goodwill			17,587

Consideration			25,800

Satisfied by:
Cash consideration
- paid in 2011			25,102
- other payables in 2011			698

			25,800

Net cash outflow arising on acquisition:
Cash consideration paid			25,102

The following pro forma information of Changsha Kindergartens summarized the effect of the acquisition, as if the acquisition had occurred as of July 1, 2009 and July 1, 2010. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

	Revenues	Net income (loss)
	(unaudited) RMB	(unaudited) RMB
The amount attributable to Changsha Kindergarten in the Group's consolidated statement of operations for the year ended June 30, 2011	1,990,969	348,434
Supplemental pro forma for year ended June 30, 2010	88,060,596	(3,028,404)
Supplemental pro forma for year ended June 30, 2011	93,474,859	(28,821,803)

10.2	Acquisition of Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education") - continued

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB8,485,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

10.3	Acquisition of Shanghai Yuanbo Education Information and Consulting Corporation Ltd.

During the year ended June 30, 2011, the Group has signed a definitive agreement to acquire an 80% interest in Shanghai Yuanbo Education Information and Consulting Corporation Ltd. ("Yuanbo Education"), a company focused on early childhood education services in the Yangtze Delta region, for a total consideration of RMB94,866,000.

The total consideration of RMB 94,866,000 comprises:

(1)	RMB 79,866,000 payable on the closing of the transaction, i.e. July 31, 2011, which included an option to acquire the remaining 20% of equity interest in cash from Yuanbo Education original shareholders in five years at an exercise price of seven times of fiscal year 2016 Yuanbo Education's profit after tax. Such option is accounted as derivative. The fair value of such option is RMB7,913,000 at acquisition date which is accounted for separately as a derivative; and

(2)	RMB 15,000,000 which will be paid equally in two years on Yuanbo Education's audited financial results as of the fiscal year ended June 30, 2012 and June 30, 2013, subject to a contingent adjustment determined by the earnings before interest, taxes and depreciation and allowance ("EBITDA") of that fiscal year. The fair value of the contingent consideration at acquisition date is RMB 7,331,000. Details as follows:

2012 EBITDA: Target amount RMB9.4 million

•	If actual EBITDA is less than target amount, payment will be adjusted to zero;

•	If actual EBITDA is greater than target amount but less than 1.2 times target amount, payment will be adjusted to RMB7,500,000*(EBITDA/7,500,000-1-25%)/25%;

•	If actual EBITDA is greater than 1.2 times target amount, the payment will be adjusted to RMB7,500,000+(EBITDA/7,500,000-1-50%)*25%*2012 net profit.

2013 EBITDA: Target amount RMB14.1 million

•	If actual EBITDA is less than target amount, payment will be adjusted to zero;

•	If actual EBITDA is greater than target amount but less than 1.2 times target amount, payment will be adjusted to RMB7,500,000*(EBITDA/11,250,000-1-25%)/25%.

The transaction was completed on July 31, 2011. The acquisition of Yuanbo Education is recorded in fiscal year ending June 30, 2012 accordingly. See note 24 for subsequent event disclosure.

10.3	Acquisition of Shanghai Yuanbo Education Information and Consulting Corporation Ltd. - continued

The following tables summarize the unaudited fair values of the assets and liabilities, determined based on provisional estimation, on the acquisition date of the business:

	Carrying value at acquisition date	Fair value adjustment	Provisional fair value at acquisition date
	RMB'000	RMB''000	RMB'000
Cash and cash equivalents	50,769	—	50,769
Other receivables	1,210	—	1,210
Advance from customers	(395)	—	(395)
Other payables	(3,945)	—	(3,945)
Property, plant and equipment, net	10,858	(1,976)	8,882
Intangible assets, net	—	37,500	37,500
Deferred tax asset	—	494	494
Deferred tax liabilities	—	(4,575)	(4,575)

			89,940
Non-controlling interest			(19,821)
Goodwill			9,165

Consideration			79,284

Satisfied by:

Cash consideration
- deposit paid in 2011			4,000
- paid in 2012 and 2013			67,953
- contingent consideration			7,331

			79,284

The following pro forma information of Yuanbo Education summarized the effect of the acquisitions, as if the acquisitions had occurred as of July 1, 2009 and July 1, 2010. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2009 and July 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

	Revenues	Net income (loss)
	(unaudited) RMB	(unaudited) RMB
The amount attributable to Yuanbo Education in the Group's consolidated statement of operations for the year ended June 30, 2011	33,315,167	2,211,894
Supplemental pro forma for year ended June 30, 2010	118,144,596	(2,244,889)
Supplemental pro forma for year ended June 30, 2011	126,790,026	(26,609,909)